Note 3 - Going Concern and Management's Plans (Details Textual) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	3 Months Ended					4 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jun. 30, 2025	Apr. 11, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Apr. 15, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Net Income (Loss) Attributable to Parent		$ (10,631)		$ (4,045)	$ (12,024)	$ 10,219		$ (14,676)	$ (1,805)	$ (1,787)	$ (20,291)
Retained Earnings (Accumulated Deficit)		(861,286)						(861,286)		(846,610)	(844,823)
Cash and Cash Equivalents, at Carrying Value		301						301		1,779	4,319
Liabilities, Current		$ 15,721						$ 15,721		$ 5,717	$ 3,996
ELOC Purchase Agreement [Member]
Agreement, Maximum Equity Value to be Issued					$ 35,000				$ 35,000
Stock Issued During Period, Shares, New Issues (in shares)		0.7								0.2
Proceeds from Issuance or Sale of Equity, Net		$ 400								$ 6,500
Proceeds from Issuance of Common Stock, Net										$ 9,000
ELOC Purchase Agreement [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)			0.2				0.2
Proceeds from Issuance of Common Stock, Net			$ 1,500
Common Stock Purchase Agreement [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)	16.8
Proceeds from Issuance of Common Stock, Net	$ 10,100